Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended						37 Months Ended	80 Months Ended
	Dec. 26, 2017 Vote $ / shares shares	Jan. 31, 2025 shares	Jun. 30, 2021 shares	Jun. 30, 2018 shares	Jan. 31, 2018 CNY (¥) shares	Jan. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2013 $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 30, 2021 shares	Jan. 31, 2025 shares	Dec. 31, 2025 USD ($) shares	Jul. 21, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 16, 2022 USD ($)
Class Of Stock [Line Items]
Number of new shares issued (in shares)							125,000,000
Par value of shares | $ / shares							$ 0.0001
Proceeds from initial public offering, net of issuance costs					¥ 95,100							¥ 651,000	$ 100,000
Share repurchase program, authorized amount | $																	$ 50,000		$ 50,000
Shares repurchase program, Number of shares acquired								12,000,000	12,000,000	22,000,000
Shares repurchase program, Share acquired amount								¥ 493,846		$ 48,000						$ 70,619		¥ 328,764
Shares repurchase program, Share acquired amount								¥ 202,129	$ 29,000
Class A Ordinary Shares
Class Of Stock [Line Items]
Number of new shares issued (in shares)		10,000,000	15,000,000	27,000,000				52,000,000	52,000,000		27,000,000			42,000,000	52,000,000
Par value of shares | $ / shares	$ 0.0001
Stock conversion basis	1
Number of votes per share | Vote	1
Number of shares deemed issued								4,051,610			1,578,904					4,051,610
Class B Ordinary Shares
Class Of Stock [Line Items]
Par value of shares | $ / shares	$ 0.0001
Stock conversion basis	1
Number of votes per share | Vote	10
IPO | ADS
Class Of Stock [Line Items]
Number of new shares issued (in shares)	12,000,000				1,800,000	1,800,000
Price per share | $ / shares	$ 9.00
Proceeds from initial public offering, net of issuance costs					¥ 95,100	$ 14,700
IPO | Class A Ordinary Shares
Class Of Stock [Line Items]
Number of new shares issued (in shares)	24,000,000				3,600,000	3,600,000
Par value of shares | $ / shares						$ 0.0001